SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2015 vessel	Dec. 31, 2020 USD ($) market vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2015 vessel	Jan. 01, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Useful life		25 years
Average years used in market price scrap per ton calculation		10 years
Number of recycling markets | market		2
Capitalized voyage expense during the period		$ 16,500	$ 27,900
Operating leases, right of use assets, net		22,739	54,853		$ 205,328
Golden Hawk [Member]
Property, Plant and Equipment [Line Items]
Operating leases, right of use assets, net					$ 4,100
Time Charter Revenue [Member]
Property, Plant and Equipment [Line Items]
Capitalized voyage expense during the period		$ 19,200	$ 20,100
Ship Finance International Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold and leased back | vessel		1	1
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold and leased back | vessel	8	8	8	8
Minimum [Member]
Property, Plant and Equipment [Line Items]
Standard payment terms, percent		90.00%
Days freight paid after completion of loading		3 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Standard payment terms, percent		95.00%
Days freight paid after completion of loading		5 days